Income Taxes - Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized deferred tax assets [Abstract]
Non-capital losses	$ 41,647	$ 58,304
State non-capital losses	41,025	42,325
Mineral properties, plant and equipment	18,735	31,141
Share issue costs	4,522	4,976
Inventory	27,422	13,079
Unrealized foreign exchange losses on investment and advances	38,948	53,850
Reclamation obligation	28,609	14,018
State alternative minimum tax credit	6,525	6,525
Capital losses	36,570	21,501
Interest expense	16,557	18,024
Other	2,100	5,456
Total unrecognized deferred tax assets	$ 262,660	$ 269,199